Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net loss per share
	Year Ended December 31,
	2022	2021
	(in thousands, except per unit data)
Basic and diluted:
Net loss	$(6,405)	$(35,648)
Weighted-average common shares outstanding	122,501,241	122,500,000
Basic and diluted net loss per unit	$(0.05)	$(0.29)

Schedule of estimated useful lives of assets
Asset	Useful Life
Leasehold improvements	1 – 7 years
Vehicles and trailers	3 – 5 years
Computers and software	3 years
Furniture and fixtures	5 years
Machinery and equipment	3 – 7 years

Inflection Point Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net loss per share
	For the year ended December 31, 2022		For the period from January 27, 2021 (inception) through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$(152,326)	$(38,082)	$(174,998)	$(140,513)
Denominator:
Basic and diluted weighted-average shares outstanding	32,975,000	8,243,750	9,322,714	7,485,546
Basic and diluted net income (loss) per share	$(0.00)	$(0.00)	$(0.02)	$(0.02)

Schedule of Class A ordinary shares subject to possible redemption
Gross proceeds from IPO and partial exercise of over-allotment option	$329,750,000
Less: proceeds from shares not subject to redemption	(13,869,890)

Less:
Proceeds allocated to public warrants	(11,995,753)
Over-allotment liability	(281,301)
Ordinary share issuance costs	(24,538,134)
Plus:
Remeasurement of carrying value to redemption value	36,815,188

Class A ordinary shares subject to redemption, December 31, 2021	315,880,110
Plus:
Remeasurement of carrying value to redemption value	4,839,588

Class A ordinary shares subject to redemption, December 31, 2022	$320,719,698